Annual Total Returns - Franklin Tennessee Municipal Bond Fund [BarChart] - Franklin Municipal Securities Trust-21 - Franklin Tennessee Municipal Bond Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	0.65%
Annual Return 2011	11.45%
Annual Return 2012	6.92%
Annual Return 2013	(5.43%)
Annual Return 2014	9.58%
Annual Return 2015	1.42%
Annual Return 2016	1.05%
Annual Return 2017	2.46%
Annual Return 2018	0.56%
Annual Return 2019	5.79%